Related party transactions - Summary Of Related Party Transactions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Sales revenues	¥ 3,799,268	¥ 3,544,240	¥ 2,362,384
Cost of products sold (purchases)	12,501,811	9,951,507	7,947,095
Associates [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	3,137,067	2,821,963	1,948,681
Cost of products sold (purchases)	12,426,770	9,891,804	7,946,788
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	662,202	722,278	413,703
Cost of products sold (purchases)	¥ 75,042	¥ 59,703	¥ 308